Restricted Cash (Details Narrative) (10-K) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2020	Sep. 30, 2018	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018
Restricted cash			$ 50		$ 51	$ 50
Short-term restricted cash			50			$ 50
Avidbank [Member] | Minimum [Member]
Aggregate amount of unrestricted cash to be maintained	$ 200
Loan and Security Agreement [Member] | Avidbank [Member] | Minimum [Member]
Aggregate amount of unrestricted cash to be maintained		$ 2,000	2,000
Avidbank [Member]
Line of credit facility			250	250
Reduction in line of credit facility			50	50
Deposit			250	250
Restricted cash			200	250
Short-term restricted cash			$ 50	$ 50